PROPERTY, PLANT AND EQUIPMENT, AT FAIR VALUE - Continuity (Details) $ in Millions	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	$ 37,139	$ 35,645
Additions		655
Additions, net	(213)
Transfer from construction work-in-progress	998	469
Transfer to assets held for sale	(677)
Disposals	(97)	(757)
Acquisitions through business combinations		0
Items recognized through OCI:
Change in fair value	2,254	3,805
Foreign exchange	(1,494)	(1,499)
Items recognized through net income:
Change in fair value	5	(64)
Depreciation	(1,179)	(1,115)
Ending balance	36,736	37,139
Reconciliation of changes in construction in progress [Abstract]
Construction in progress, beginning balance	776	452
Additions	984	681
Transfer to property, plant and equipment	(998)	(469)
Transfer to assets held for sale	(8)
Acquisitions through business combinations	0	0
Disposals		(4)
Items recognized through OCI:
Change in fair value	334	144
Foreign exchange	4	(28)
Construction in progress, ending balance	1,092	776
Total property, plant and equipment, at fair value	37,828	37,915
Fair value changes in decommissioning assets	178
Hydroelectric
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	25,496	22,663
Additions		573
Additions, net	9
Transfer from construction work-in-progress	161	94
Transfer to assets held for sale	(677)
Disposals	(97)	0
Acquisitions through business combinations		0
Items recognized through OCI:
Change in fair value	2,017	3,795
Foreign exchange	(1,267)	(1,176)
Items recognized through net income:
Change in fair value	(2)	(16)
Depreciation	(501)	(437)
Ending balance	25,139	25,496
Reconciliation of changes in construction in progress [Abstract]
Construction in progress, beginning balance	224	183
Additions	150	145
Transfer to property, plant and equipment	(161)	(94)
Transfer to assets held for sale	(8)
Acquisitions through business combinations	0	0
Disposals		0
Items recognized through OCI:
Change in fair value	0	0
Foreign exchange	7	(10)
Construction in progress, ending balance	212	224
Total property, plant and equipment, at fair value	25,351	25,720
Right-of-use assets, not subject to revaluation	48	52
Wind
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	4,998	6,220
Additions		0
Additions, net	(137)
Transfer from construction work-in-progress	86	164
Transfer to assets held for sale	0
Disposals	0	(757)
Acquisitions through business combinations		0
Items recognized through OCI:
Change in fair value	292	(153)
Foreign exchange	(73)	(96)
Items recognized through net income:
Change in fair value	16	(26)
Depreciation	(307)	(354)
Ending balance	4,875	4,998
Reconciliation of changes in construction in progress [Abstract]
Construction in progress, beginning balance	114	96
Additions	237	174
Transfer to property, plant and equipment	(86)	(164)
Transfer to assets held for sale	0
Acquisitions through business combinations	0	0
Disposals		(4)
Items recognized through OCI:
Change in fair value	250	17
Foreign exchange	(18)	(5)
Construction in progress, ending balance	497	114
Total property, plant and equipment, at fair value	5,372	5,112
Right-of-use assets, not subject to revaluation	127	130
Utility-scale solar
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	6,457	6,614
Additions		73
Additions, net	(78)
Transfer from construction work-in-progress	744	210
Transfer to assets held for sale	0
Disposals	0	0
Acquisitions through business combinations		0
Items recognized through OCI:
Change in fair value	(132)	90
Foreign exchange	(160)	(218)
Items recognized through net income:
Change in fair value	(7)	1
Depreciation	(343)	(313)
Ending balance	6,481	6,457
Reconciliation of changes in construction in progress [Abstract]
Construction in progress, beginning balance	433	172
Additions	592	356
Transfer to property, plant and equipment	(744)	(210)
Transfer to assets held for sale	0
Acquisitions through business combinations	0	0
Disposals		0
Items recognized through OCI:
Change in fair value	84	127
Foreign exchange	15	(12)
Construction in progress, ending balance	380	433
Total property, plant and equipment, at fair value	6,861	6,890
Right-of-use assets, not subject to revaluation	151	157
Other
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	188	148
Additions		9
Additions, net	(7)
Transfer from construction work-in-progress	7	1
Transfer to assets held for sale	0
Disposals	0	0
Acquisitions through business combinations		0
Items recognized through OCI:
Change in fair value	77	73
Foreign exchange	6	(9)
Items recognized through net income:
Change in fair value	(2)	(23)
Depreciation	(28)	(11)
Ending balance	241	188
Reconciliation of changes in construction in progress [Abstract]
Construction in progress, beginning balance	5	1
Additions	5	6
Transfer to property, plant and equipment	(7)	(1)
Transfer to assets held for sale	0
Acquisitions through business combinations	0	0
Disposals		0
Items recognized through OCI:
Change in fair value	0	0
Foreign exchange	0	(1)
Construction in progress, ending balance	3	5
Total property, plant and equipment, at fair value	244	193
Right-of-use assets, not subject to revaluation	$ 0	$ 2